FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial instruments (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
FINANCIAL ASSETS
At fair value through profit or loss	$ 325		$ 1,075
Amortized cost	109,771		36,397
Total	110,096		37,472
FINANCIAL LIABILITIES
At fair value through profit or loss	15,589
Amortized cost	30,896		65,180
Total	46,485		65,180
Convertible Notes - Host
FINANCIAL LIABILITIES
Financial liabilities, fair value	17,908	$ 12,446	66,227	$ 50,073
Accounts payable and accrued liabilities
FINANCIAL LIABILITIES
Amortized cost	13,642		9,798
Total	13,642		9,798
Borrowings
FINANCIAL LIABILITIES
Amortized cost	1,014		1,758
Total	1,014		1,758
Convertible Notes
FINANCIAL LIABILITIES
Amortized cost	16,240		53,624
Total	16,240		53,624
Derivative warrant liability
FINANCIAL LIABILITIES
At fair value through profit or loss	15,589
Total	15,589
Cash and cash equivalents
FINANCIAL ASSETS
Amortized cost	106,296		36,332
Total	106,296		36,332
Other receivables (excluding grants)
FINANCIAL ASSETS
Amortized cost	124		65
Total	124		65
Restricted cash and deposits
FINANCIAL ASSETS
Amortized cost	3,351
Total	3,351
Investment - Listed shares
FINANCIAL ASSETS
At fair value through profit or loss	325		1,075
Total	$ 325		$ 1,075